THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
MARCH 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.3%

	Shares	Value

AUSTRALIA — 1.0%
National Australia Bank Ltd	66,715	$1,507,703

BRAZIL — 2.8%
Ambev SA ADR	734,300	1,821,064
Banco Bradesco SA ADR	685,599	1,960,814
Odontoprev SA	154,200	377,679
		4,159,557

CANADA — 3.2%
Alimentation Couche-Tard Inc	11,500	656,985
North West Co Inc	40,069	1,162,171
Saputo Inc	51,100	1,006,329
Stella-Jones Inc	21,000	1,225,938
Toronto-Dominion Bank	13,200	797,016
		4,848,439

CHINA — 1.6%
Alibaba Group Holding Ltd	127,400	1,143,539
Tencent Holdings Ltd	32,900	1,277,082
		2,420,621

FINLAND — 0.8%
Nokian Renkaat Oyj	133,622	1,260,125

FRANCE — 3.0%
Air Liquide SA	11,273	2,347,786
TotalEnergies SE	31,726	2,174,731
		4,522,517

GERMANY — 8.9%
BASF SE	40,860	2,335,727
Bayerische Motoren Werke AG	20,186	2,331,812
Fresenius Medical Care AG	57,350	2,208,080
FUCHS SE *	21,840	858,570
Henkel AG & Co KGaA	27,880	2,010,162
SAP SE	18,590	3,623,115
		13,367,466

HONG KONG — 5.2%
AIA Group Ltd	340,800	2,288,271
Hongkong Land Holdings Ltd	182,300	559,661
Jardine Matheson Holdings Ltd	53,900	2,010,470
Johnson Electric Holdings Ltd	423,823	587,015
Techtronic Industries Co Ltd	95,500	1,294,654
Xinyi Glass Holdings Ltd	965,494	1,022,679
		7,762,750

INDIA — 3.8%
Adani Ports & Special Economic Zone Ltd	157,920	2,540,751
HDFC Bank Ltd	128,546	2,231,612

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
MARCH 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

INDIA — continued
UPL Ltd	165,630	$905,576
		5,677,939

IRELAND — 2.2%
Ryanair Holdings PLC ADR	22,400	3,261,216

ITALY — 1.1%
Brembo SpA	130,538	1,673,438

JAPAN — 14.3%
Ain Holdings Inc	37,100	1,334,762
Denso Corp	135,400	2,581,050
FANUC Corp	16,900	471,228
Komatsu Ltd	12,200	359,765
Kubota Corp	142,700	2,231,323
Makita Corp	54,500	1,539,446
MISUMI Group Inc	93,900	1,303,848
Nihon Kohden Corp	78,800	2,087,345
Nitto Denko Corp	40,400	3,677,095
Omron Corp	46,159	1,644,516
Seria Co Ltd	70,300	1,388,860
Toyota Motor Corp	111,100	2,793,925
		21,413,163

NETHERLANDS — 2.0%
Koninklijke Vopak NV	41,220	1,590,607
SBM Offshore NV	83,622	1,335,705
		2,926,312

NORWAY — 1.0%
Bakkafrost	22,234	1,428,432

PANAMA — 1.5%
Copa Holdings SA, Cl A	21,700	2,260,272

SINGAPORE — 4.9%
Sembcorp Industries Ltd	338,800	1,355,602
Singapore Telecommunications Ltd	729,725	1,367,964
United Overseas Bank Ltd	106,830	2,320,085
Venture Corp Ltd	222,400	2,351,547
		7,395,198

SOUTH KOREA — 1.9%
Samsung Electronics Co Ltd GDR	1,952	2,902,624

SPAIN — 1.1%
Industria de Diseno Textil SA	19,374	976,515
Viscofan	10,710	681,282
		1,657,797

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
MARCH 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

SWEDEN — 1.8%
Assa Abloy AB, Cl B	91,575	$2,630,107

SWITZERLAND — 8.0%
Cie Financiere Richemont SA, Cl A	12,810	1,955,562
Holcim AG	16,430	1,489,590
Novartis AG	35,070	3,401,872
Roche Holding AG	11,280	2,876,669
Sandoz Group AG *	38,844	1,173,471
Swatch Group AG	5,030	1,169,404
		12,066,568

TAIWAN — 1.1%
Taiwan Semiconductor Manufacturing Co Ltd	70,000	1,682,004

UNITED KINGDOM — 22.4%
Anglo American PLC	100,933	2,488,612
Berkeley Group Holdings PLC	50,436	3,031,474
CRH PLC	48,462	4,180,332
Croda International PLC	16,606	1,028,317
HSBC Holdings PLC	365,603	2,856,547
IMI PLC	139,320	3,194,323
Renishaw PLC	27,855	1,495,481
RS GROUP PLC	173,123	1,589,492
Shell PLC	67,525	2,239,147
Smith & Nephew PLC	196,878	2,466,167
Smiths Group PLC	129,780	2,691,147
Spectris PLC	21,105	881,674
Travis Perkins PLC	176,185	1,623,392
Victrex PLC	84,625	1,388,662
Weir Group PLC	95,750	2,445,731
		33,600,498

VIETNAM — 0.7%
Vietnam Dairy Products JSC	361,700	987,582

TOTAL COMMON STOCK (Cost $125,914,752)		141,412,328

PREFERRED STOCK — 3.2%

GERMANY — 3.2%
FUCHS SE (A)	58,444	2,897,173

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE
INTERNATIONAL EQUITY FUND
MARCH 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

PREFERRED STOCK — continued

	Shares	Value

GERMANY — continued
Jungheinrich AG (A)	51,540	$1,908,126
		4,805,299

TOTAL PREFERRED STOCK (Cost $3,477,964)		4,805,299

TOTAL INVESTMENTS— 97.5% (Cost $129,392,716)		$146,217,627

Percentages are based on Net Assets of $150,003,336.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

JSC — Joint-Stock Company

Ltd — Limited

PLC — Public Limited Company

SIM-QH-001-0700